Inventories (Details) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Inventories
Coal	$ 57	$ 74
Spare parts and maintenance supplies	1,262	1,544
Inventory net	5,273	4,298
Provision for adjustment to market value	105
Nickel (co-products and by-products)
Inventories
Finished products	2,151	1,310
Iron ore and pellets
Inventories
Finished products	1,144	825
Manganese and ferroalloys
Inventories
Finished products	203	203
Fertilizer
Inventories
Finished products	263	171
Copper concentrate
Inventories
Finished products	63	28
Others
Inventories
Finished products	$ 130	$ 143